October 7, 2016

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

-Dreyfus Tax Exempt Cash Management

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

Supplement to Current Statement of Additional Information

The following changes will take effect on October 10, 2016

The following will replace any contrary information throughout the SAI:

Dreyfus Tax Exempt Cash Management

The fund will change its name to "Dreyfus AMT-Free Tax Exempt Cash Management."

Dreyfus New York Municipal Cash Management

The fund will change its name to "Dreyfus AMT-Free New York Municipal Cash Management."

GRP1-SAISTK-1016